INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Feb. 28, 2015
INTANGIBLE ASSETS AND GOODWILL [Abstract]
INTANGIBLE ASSETS AND GOODWILL

9. INTANGIBLE ASSETS AND GOODWILL

        Intangible assets and goodwill are apportioned as follows:

	February 28, 2015				February 28, 2014
	Cost	Accumulated Amortization	Impairment	Net Book Value	Net Book Value
Infrastructure Systems Software and Computer Software	6,639	5,845	—	794	1,635
Goodwill	11,927	—	—	11,927	11,927

        For the year ended February 28, 2015, the Company recognized amortization of intangible assets of $1,188 [2014 – $1,900 of which $598 was amortization of Customer Relationships during the year]. The Company estimates that it will recognize $454 and $340 respectively for the next two succeeding years.

        The Company conducts its annual impairment test in its second fiscal quarter and any other time when indicators of impairment exist. The analysis for fiscal 2015 and 2014 did not result in any impairment loss. The goodwill impairment test is a three-step process: the first is a qualitative assessment, the second and third are quantitative tests which require the Company make assumptions regarding fair value. The Company believed that there were qualitative factors in-place that would suggest that the second quantitative test would need to be performed because of the existence of losses realized over successive quarters.

        The second step consisted of calculating the fair value of the aggregated reporting unit using both a market-based approach and an estimate of discounted future cash flows. In applying the market-based approach the Company calculated its market capitalization using values from a reasonable time period around the date of the impairment test. The Company applied a control premium that was identified using recent comparable transactions. In applying the discounted cash flow methodology, the Company relied on a number of factors, including future business plans, actual and forecasted operating results, and market data. The significant assumptions employed under this method include discount rates; revenue growth rates, including assumed terminal growth rates; and operating margins used to project future cash flows for a reporting unit. The discount rates utilized reflect market-based estimates of capital costs and discount rates adjusted for management's assessment of a market participant's view with respect to other risks associated with the projected cash flows of the individual reporting unit. Management's estimates were based upon assumptions believed to be reasonable, but which by nature are uncertain and unpredictable. Because the second step indicated that no impairment existed, the third step of the process was not required.